SCHEDULE II - Condensed Financial Information Of Registrant Condensed Balance Sheets (Parent Company) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Assets
Other assets	$ 301.4		$ 304.3
Total assets	25,787.6		24,408.2
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities	1,893.8	[1]	1,785.0	[1]
Dividend payable	404.1		890.2
Debt	2,164.7	[2]	1,860.9	[2]
Total liabilities	18,859.0		18,218.7
Common shares, $1.00 par value (authorized 900.0; issued 797.6, including treasury shares of 209.8 and 201.8)	587.8		595.8
Paid-in capital	1,184.3		1,142.0
Retained earnings	4,133.4		3,500.0
Total accumulated other comprehensive income	1,023.1		951.7		871.0	692.5
Total shareholders' equity	6,928.6		6,189.5		6,007.0
Total liabilities and shareholders' equity	25,787.6		24,408.2
Parent Company
Assets
Investment in affiliate	5.0		5.0
Investment in subsidiaries	7,423.5	[3]	6,923.5	[3]
Receivable from investment subsidiary	1,677.5	[3]	1,648.4	[3]
Intercompany receivable	413.0	[3]	307.6	[3]
Net deferred income taxes	74.5		69.1
Other assets	123.9		141.8
Total assets	9,717.4		9,095.4
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities	220.0		154.8
Dividend payable	404.1		890.2
Debt	2,164.7		1,860.9
Total liabilities	2,788.8		2,905.9
Common shares, $1.00 par value (authorized 900.0; issued 797.6, including treasury shares of 209.8 and 201.8)	587.8		595.8
Paid-in capital	1,184.3		1,142.0
Retained earnings	4,133.4		3,500.0
Total accumulated other comprehensive income	1,023.1		951.7
Total shareholders' equity	6,928.6		6,189.5
Total liabilities and shareholders' equity	$ 9,717.4		$ 9,095.4

[1]	See Note 12 – Litigation and Note 13 – Commitments and Contingencies for further discussion.
[2]	Consists of long-term debt. See Note 4 – Debt for further discussion.
[3]	Eliminated in consolidation.